Intangible Assets Including Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets Including Goodwill
Intangible asset balances by major asset class

($ in millions)

	Gross Carrying	Accumulated	Net Carrying
At December 31, 2013:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,494	$(699)	$794
Client relationships	2,148	(977)	1,171
Completed technology	2,910	(1,224)	1,687
In-process R&D	13	—	13
Patents/trademarks	358	(154)	204
Other*	7	(5)	2
Total	$6,930	$(3,059)	$3,871

($ in millions)

	Gross Carrying	Accumulated	Net Carrying
At December 31, 2012:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,527	$(665)	$861
Client relationships	2,103	(961)	1,142
Completed technology	2,709	(1,112)	1,597
In-process R&D	28	—	28
Patents/trademarks	281	(127)	154
Other*	31	(27)	3
Total	$6,679	$(2,892)	$3,787

*     Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

Intangible assets, future amortization expense

The amortization expense for each of the five succeeding years relating to intangible assets currently recorded in the Consolidated Statement of Financial Position is estimated to be the following at December 31, 2013:

($ in millions)

	Capitalized	Acquired
	Software	Intangibles	Total
2014	$484	$784	$1,267
2015	247	637	884
2016	64	595	660
2017	—	477	477
2018	—	322	322

Changes in goodwill balances by reportable segment

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		And Other	December 31,
Segment	2013	Additions	Adjustments	Divestitures	Adjustments	2013
Global Business Services	$4,357	$—	$(0)	$(3)	$(21)	$4,334
Global Technology Services	2,916	1,246	17	—	(50)	4,129
Software	20,405	987	11	(4)	(279)	21,121
Systems and Technology	1,568	13	33	—	(14)	1,601
Total	$29,247	$2,246	$61	$(7)	$(363)	$31,184

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		And Other	December 31,
Segment	2012	Additions	Adjustments	Divestitures	Adjustments	2012
Global Business Services	$4,313	$5	$(0)	$(2)	$42	$4,357
Global Technology Services	2,646	264	—	(0)	6	2,916
Software	18,121	2,182	(30)	(6)	137	20,405
Systems and Technology	1,133	443	(0)	(14)	6	1,568
Total	$26,213	$2,894	$(30)	$(22)	$192	$29,247